Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

June 28, 2012

VIA EDGAR TRANSMISSION

Ms. Kimberly Browning
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Brown Advisory Funds (the “Trust”)

Dear Ms. Browning:

Transmitted herewith is Pre-Effective Amendment Number 2 to the registration statement for the Trust.  The purpose of this filing is to make certain revisions as appropriate and file any outstanding exhibits to the registration statement.

If you have any additional questions or require further information, please contact Patrick Turley at (202) 261-3364 or me at (414) 765-5366.

Very truly yours,

BROWN ADVISORY FUNDS

/s/ Edward Paz
Edward Paz
Secretary

cc:           Tyler Mills, Brown Advisory Funds
Patrick W.D. Turley, Dechert LLP